Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of finance result - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance income
Interest income	€ 608,679	€ 109,391	€ 887,702
Finance expenses
Interest expenses	(23,303)	(10,714)	(18,689)
Interest on lease liabilities	(21,947)	(14,055)	(7,311)
Total	€ 563,429	€ 84,622	€ 861,702